Screenvision Transaction - Summary of Changes in Investments in Unconsolidated Affiliates and Deferred Revenue (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investments in unconsolidated affiliates
Ending balance	$ 5,079	$ 7,073
SV Holdco, LLC [Member]
Investments in unconsolidated affiliates
Beginning balance	6,188	6,740
Equity loss of SV Holdco	(1,992)	(552)
Ending balance	4,196	6,188
Deferred revenue
Beginning balance	32,984	34,141
Amortization of up-front payment	(946)	(946)
Amortization of Class C units	(211)	(211)
Ending balance	$ 31,827	$ 32,984